UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS FLOATING RATE FUND INC.

FORM N-Q

MAY 31, 2009

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)	May 31, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 59.2%
Brazil — 5.7%
410,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	$382,120
	GTL Trade Finance Inc.:
150,000	7.250% due 10/20/17 (a)	144,750
299,000	Senior Notes, 7.250% due 10/20/17 (a)	288,535
250,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	248,125
	Vale Overseas Ltd., Notes:
361,000	8.250% due 1/17/34	375,891
1,362,000	6.875% due 11/21/36	1,234,601
	Total Brazil	2,674,022
China — 0.3%
140,000	Galaxy Entertainment Finance Co. Ltd., Senior Notes, 7.323% due 12/15/10 (a)(b)	125,300
Colombia — 0.2%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	103,000
India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	86,125
Kazakhstan — 3.3%
	ATF Capital BV:
240,000	Notes, 9.250% due 2/21/14 (a)	164,400
330,000	Senior Notes, 9.250% due 2/21/14 (a)	217,800
310,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	182,900
970,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	890,907
310,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	65,100
	Total Kazakhstan	1,521,107
Luxembourg — 1.1%
540,000	TNK-BP Finance SA, Senior Notes, 6.875% due 7/18/11 (a)	533,250
Mexico — 24.9%
	Axtel SAB de CV, Senior Notes:
317,000	7.625% due 2/1/17 (a)	239,335
280,000	7.625% due 2/1/17 (a)	210,700
100,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	90,250
	Pemex Project Funding Master Trust:
5,317,000	2.620% due 6/15/10 (a)(b)	5,277,122
570,000	2.620% due 6/15/10 (a)(b)	564,300
	Senior Notes:
3,379,000	1.864% due 12/3/12 (a)(b)	3,201,603
2,110,000	1.864% due 12/3/12 (a)(b)	1,999,225
	Total Mexico	11,582,535
Russia — 17.3%
	Evraz Group SA, Notes:
650,000	8.875% due 4/24/13 (a)	520,000
100,000	8.875% due 4/24/13 (a)	80,825
270,000	9.500% due 4/24/18 (a)	197,100
	LUKOIL International Finance BV:
150,000	6.656% due 6/7/22 (a)	114,750
316,000	Notes, 6.356% due 6/7/17 (a)	263,860
2,120,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	2,191,550
	RSHB Capital, Loan Participation Notes:
950,000	Secured Notes, 7.125% due 1/14/14 (a)	907,640

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount†		Security	Value
Russia — 17.3% (continued)
260,000		Senior Secured Notes, 7.175% due 5/16/13 (a)	$250,250
		TNK-BP Finance SA, Senior Notes:
280,000		7.500% due 3/13/13 (a)	265,300
910,000		7.500% due 7/18/16 (a)	759,850
120,000		7.875% due 3/13/18 (a)	99,600
140,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	116,550
270,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	247,050
2,070,000		VTB Capital SA, Medium-Term Notes, 2.716% due 11/2/09 (a)(b)	2,060,772
		Total Russia	8,075,097
Thailand — 1.9%
		True Move Co., Ltd.:
570,000		10.750% due 12/16/13 (a)	413,250
660,000		Notes, 10.750% due 12/16/13 (a)	478,500
		Total Thailand	891,750
United Kingdom — 4.3%
11,018,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10 (a)	167,933
		Vedanta Resources PLC, Senior Notes:
1,000,000		6.625% due 2/22/10 (a)	1,000,000
830,000		8.750% due 1/15/14 (a)	809,250
		Total United Kingdom	1,977,183
		TOTAL CORPORATE BONDS & NOTES (Cost — $28,988,277)	27,569,369
COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
		Ashmore Energy International:
17,403		Synthetic Revolving Credit Facility, 3.313% due 3/30/14 (b)	13,140
122,665		Term Loan, 4.220% due 3/30/14 (b)	92,612
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $139,825)	105,752
SOVEREIGN BONDS — 38.5%
Argentina — 2.0%
		Republic of Argentina:
1,174,000		Bonds, 7.000% due 9/12/13	512,745
1,027,243		Discount Notes, 8.280% due 12/31/33	439,146
		Total Argentina	951,891
Brazil — 8.2%
7,696,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	3,839,685
Colombia — 10.0%
		Republic of Colombia:
1,500,000		4.866% due 3/17/13 (a)(b)	1,417,500
3,330,000		2.654% due 11/16/15 (b)	3,221,775
		Total Colombia	4,639,275
Gabon — 0.6%
297,000		Gabonese Republic, 8.200% due 12/12/17 (a)	264,330
Indonesia — 2.2%
		Republic of Indonesia:
1,572,000,000	IDR	10.250% due 7/15/22	146,318
3,261,000,000	IDR	11.000% due 9/15/25	311,182

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount†		Security	Value
Indonesia — 2.2% (continued)
3,057,000,000	IDR	10.250% due 7/15/27	$273,006
3,610,000,000	IDR	Bonds, 9.750% due 5/15/37	299,379
		Total Indonesia	1,029,885
Russia — 4.9%
		Russian Federation:
98,908		8.250% due 3/31/10 (a)	102,394
2,150,400		7.500% due 3/31/30 (a)	2,166,528
		Total Russia	2,268,922
Turkey — 3.1%
1,563,000		Republic of Turkey, Notes, 6.875% due 3/17/36	1,422,330
Venezuela — 7.5%
		Bolivarian Republic of Venezuela:
270,000		5.750% due 2/26/16 (a)	150,525
4,300,000		Collective Action Securities, 2.101% due 4/20/11 (a)(b)	3,354,000
		Total Venezuela	3,504,525
		TOTAL SOVEREIGN BONDS (Cost — $20,420,251)	17,920,843
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $49,548,353)	45,595,964
SHORT-TERM INVESTMENT — 2.1%
Repurchase Agreement — 2.1%
955,000		Morgan Stanley tri-party repurchase agreement dated 5/29/09, 0.110% due 6/1/09; Proceeds at maturity - $955,009; (Fully collateralized by U.S. government agency obligation, 4.250% due 12/12/18; Market value - $996,128) (Cost - $955,000)	955,000
		TOTAL INVESTMENTS — 100.0% (Cost — $50,503,353#)	$46,550,964

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	IDR	- Indonesian Rupiah
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$46,550,964	—	$46,550,964	—
Other financial instruments*	(856,692)	$56,348	(913,040)	—
Total	$45,694,272	$56,348	$45,637,924	—

* Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of February 28, 2009	$8,370,519
Accrued premiums/discounts	47,128
Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	652,622	(1)
Net purchases (sales)	—
Transfers in and/or out of level 3	$(9,070,269)
Balance as of May 31, 2009	—
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	—

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap Contracts.  The Funds may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Notes to Schedule of Investments (unaudited) (continued)

The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income or expense. Interest rate swaps are marked to market daily based upon quotations from the market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,440,555
Gross unrealized depreciation	(5,392,944)
Net unrealized depreciation	$(3,952,389)

At May 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contract to Sell:
U.S. Treasury, 10-Year Notes	32	9/09	$3,800,348	$3,744,000	$56,348

At May 31, 2009, the Fund held the following interest rate swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UNREALIZED DEPRECIATION
Interest Rate Swaps:
JPMorgan Chase Securities Inc.	$7,800,000	3/30/11	1.490%	3-Month LIBOR	$(34,108)
JPMorgan Chase Securities Inc.	5,000,000	8/22/12	5.063%	3-Month LIBOR	(477,948)
JPMorgan Chase Securities Inc.	4,120,000	3/3/15	4.805%	6-Month LIBOR	(400,984)
Net unrealized depreciation on open swap contracts					$(913,040)

‡  Percentage shown is an annual percentage rate.

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2009.

	Futures Contracts		Swap Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$56,348	—	$5,840	$(918,880)	$(856,692)
Foreign Exchange Contracts	—	—	—	—	—
Credit Contracts	—	—	—	—	—
Equity Contracts	—	—	—	—	—
Other Contracts	—	—	—	—	—
Total	$56,348	—	$5,840	$(918,880)	$(856,692)

4. Recent Accounting Pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 24, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  July 24, 2009